LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases and Lease Payments for Capital Leases
Future minimum lease payments for each of the next five years and thereafter required at December 31, 2013 under operating leases for land, buildings and recreational facilities with initial non-cancelable lease terms in excess of one year are as follows:

Year	Capital Leases	Operating Leases

2014	$11,399	$19,953
2015	8,980	19,295
2016	5,322	17,155
2017	2,357	16,096
2018	404	14,655
Thereafter	—	107,022
Minimum lease payments	$28,462	$194,176
Less: imputed interest component	2,771
Present value of net minimum lease payments of which $9.9 million is included in current liabilities	$25,691